Acquisitions - Additional Information (Detail) € / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, € in Billions							1 Months Ended	3 Months Ended									12 Months Ended
	Oct. 05, 2018 USD ($) $ / shares shares	Oct. 03, 2018 USD ($)	Oct. 03, 2018 EUR (€) € / shares	Jun. 28, 2018 USD ($) $ / shares	Jun. 20, 2018 USD ($)	Sep. 25, 2017 USD ($)	Aug. 31, 2016 USD ($)	Dec. 29, 2018 USD ($)	Sep. 29, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jul. 01, 2017 USD ($)	Apr. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 29, 2018 USD ($)	Sep. 30, 2017 USD ($)	Oct. 01, 2016 USD ($)	Sep. 30, 2018 USD ($)	Oct. 03, 2015
Business Acquisition and Equity Method Investment [Line Items]
Redeemable noncontrolling interest								$ 1,124	$ 1,123				$ 1,148				$ 1,123	$ 1,148
Equity Method Investment, Other than Temporary Impairment																	210	0	$ 0
Equity Method Investment Non-cash Gain																	0	0	332
Goodwill								31,289	31,269				31,426				31,269	31,426	27,810	$ 31,269
Revenues								15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	59,434	55,137	55,632
Costs and Expenses								$ 11,885				$ 11,558					$ 44,597	41,264	$ 41,274
A And E Television Networks Llc
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest									50.00%								50.00%		50.00%
BAMTech, LLC
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest								75.00%
Vice Media
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest								21.00%	11.00%								11.00%
Equity Method Investment, Other than Temporary Impairment																	$ 157	$ 0	$ 0
Payments to Acquire Equity Method Investments																			400
Equity Method Investment Non-cash Gain																			$ 332
Vice Media | Equity Interest Held By A&E
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest									20.00%								20.00%		8.00%
Vice Media | Retained Investment in Subsidiary | Equity Interest Held By A&E
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Other Transaction Details																			49.90%
Hulu LLC
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest							30.00%	30.00%	30.00%								30.00%				33.00%
Equity Method Investment Non-cash Gain							$ 175
Guaranteed obligations							$ 400
Hulu LLC | Equity Interest Held By Time Warner
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest							10.00%
Payments to Acquire Equity Method Investments							$ 600										$ 200
BAMTech, LLC
Business Acquisition and Equity Method Investment [Line Items]
Redeemable noncontrolling interest						$ 1,100
Equity Method Investment, Ownership Interest						42.00%			75.00%				42.00%		33.00%		75.00%	42.00%
Business Combination Material Effects of Transaction																	$ 255
Business Combination Material Effects of Transaction after tax																	162
Investment Owned, at Fair Value															$ 1,200
Payments to Acquire Equity Method Investments						$ 1,600
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						3,900
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value						$ 1,100
Effective ownership interest by noncontrolling owners						25.00%
Goodwill						$ 3,500
Revenues																	300
Costs and Expenses																	700
BAMTech, LLC | MLB
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value									$ 608								$ 608
BAMTech, LLC | NHL
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 500
BAMTech, LLC | Equity Interest Held By Hearst Corporation
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest									20.00%								20.00%
Minimum | BAMTech, LLC | MLB
Business Acquisition and Equity Method Investment [Line Items]
Preferred Stock Redemption Period						5 years
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 563
Preferred Stock Return on NCI, Accretion Percentage						8.00%
Minimum | BAMTech, LLC | NHL
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 300
Maximum | BAMTech, LLC | MLB
Business Acquisition and Equity Method Investment [Line Items]
Preferred Stock Redemption Period						10 years
Maximum | BAMTech, LLC | NHL
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 350
Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Per Share Value, Percentage				50.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																				23,000
Business Combination Dividend Distribution, Change in Amount of Dividend Distribution					$ 2,000
Business combination, recognized liabilities, net debt																				$ 19,000
Loss on Contract Termination					2,500
Gain (Loss) on Contract Termination					1,500
Business Acquisition, Notes Payable Issuable from Exchange Offer	$ 18,100
Pending Completion of Acquisition | Minimum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | $ / shares				$ 38.00
Business Combination Dividend Distribution					6,500
Pending Completion of Acquisition | Maximum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | € / shares			€ 17.28
Proceeds from Sale of Equity Method Investments		$ 15,100	€ 11.6
Business Combination, Consideration Transferred				$ 35,700
Business Combination Dividend Distribution					$ 8,500
Scenario, Stock Price Greater than $114.32 | Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Share Price | $ / shares				$ 114.32
Exchange Ratio used in calculation of Acquisition | $ / shares				0.3324
Scenario, Stock Price Less than $93.53 | Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Share Price | $ / shares				93.53
Exchange Ratio used in calculation of Acquisition | $ / shares				0.4063
Scenario, Stock Price Greater than or equal to $93.53 and Less than or equal to $114.32 | Pending Completion of Acquisition | Minimum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | $ / shares				38.00
Share Price | $ / shares				93.53
Scenario, Stock Price Greater than or equal to $93.53 and Less than or equal to $114.32 | Pending Completion of Acquisition | Maximum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Share Price | $ / shares				$ 114.32
Scenario, Plan | Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | $ / shares	$ 111.6013
Share Price | $ / shares	$ 111.6013
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	319
21CF | 21CF agreement to sell Sky
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | € / shares			€ 17.28
Proceeds from Sale of Equity Method Investments		$ 15,100	€ 11.6
Equity Method Investment, Other Transaction Details		39.00%	39.00%